FPS SERVICES, INC.
                               3200 Horizon Drive
                             King of Prussia, PA 19406
                                 (610) 239-4500

                               RULE 497(j) LETTER

July 2, 1997


SECURITIES AND EXCHANGE COMMISSION
450 Fifth Street, N.W.
Attention: Filing Desk
Stop 1-4
Washington, D.C.  20549-1004


Re:  IAA TRUST GROWTH FUND, INC. (the "Registrant")
     No. 2-24221
     No. 811-1338


Dear Sir or Madam:

This letter is to certify that the forms of Supplemented Prospectus Supplemented
 Statement of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 by the above-referenced Registrant would not have differed from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form N-1A, which was filed pursuant to Rule 485(b) and transmitted electronically via EDGAR on or about
June 27, 1997.

Please contact the undersigned at the above number should you have any questions.

Sincerely,



Martin M. Fawzy
Compliance Administrator



cc:  Richard M. Miller (Vice President, IAA Trust Company)
     Paul M. Harmon, Esq. (Office of the General Counsel)

     Vice President, IAA Trust Company)
     Paul M. Harmon, Esq. (Office of the General Counsel)